Fair Values Of Financial Instruments - Assets And Liabilities Not Measured At Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets Abstract
CASH AND CASH EQUIVALENTS	$ 152,040,070	$ 212,733,025	$ 207,554,779	$ 118,229,933
Other Financial Assets	20,841,365	14,835,962
Reverse Repurchase Agreements	48,686,967
Financial Liabilities Abstract
Other Financial Liabilities	39,226,721	39,242,734
Bank Loans	9,626,028	8,371,111
Debt Securities Issued	1,168,782	9,964,233
Book value Member
Financial Assets Abstract
CASH AND CASH EQUIVALENTS	152,040,070	212,733,025
Other Financial Assets	20,841,365	14,835,962
Loans And Advances Not Measured at Fair Value	279,585,511	265,650,592
Reverse Repurchase Agreements	48,686,967
Financial Liabilities Abstract
Deposits	478,223,264	400,236,797
Other Financial Liabilities	39,226,721	39,242,734
Bank Loans	9,626,028	8,371,111
Debt Securities Issued	1,168,782	9,964,233
Total Fair Value Member
Financial Assets Abstract
Loans And Advances Not Measured at Fair Value	276,440,067	262,969,717
Financial Liabilities Abstract
Deposits	473,797,890	397,728,689
Bank Loans	9,870,481	8,326,413
Debt Securities Issued	1,137,658	9,889,946
Level 2 - Fair Value Member
Financial Assets Abstract
CASH AND CASH EQUIVALENTS	0
Other Financial Assets	0
Loans And Advances Not Measured at Fair Value	0	262,969,717
Reverse Repurchase Agreements	0
Financial Liabilities Abstract
Deposits	1,677,826	397,728,689
Other Financial Liabilities	0
Bank Loans	4,813,284	8,326,413
Debt Securities Issued	1,137,658	$ 9,889,946
Level 3 - Fair Value Member
Financial Assets Abstract
CASH AND CASH EQUIVALENTS	0
Other Financial Assets	0
Loans And Advances Not Measured at Fair Value	276,440,067
Reverse Repurchase Agreements	0
Financial Liabilities Abstract
Deposits	472,120,064
Other Financial Liabilities	0
Bank Loans	$ 5,057,197